Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Long-term debt
Long-term debt, current	$ 1,532	$ 1,495
Long-term debt, noncurrent	26,894	21,538
Foreign
Long-term debt
US dollars, current	699	496
US dollars, noncurrent	3,938	2,693
Others, current	14	9
Others, noncurrent	262	52
Fixed Rate Notes - US dollar denominated, current	124	410
Fixed Rate Notes - US dollar denominated, noncurrent	12,757	10,073
Fixed Rate Notes - EUR denominated, noncurrent	1,929	970
Accrued charges, current	245	221
Long-term debt, current	1,082	1,136
Long-term debt, noncurrent	18,886	13,788
Brazil
Long-term debt
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	161	247
Accrued charges, current	124	112
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	4,466	5,245
Basket of currencies, current	1
Basket of currencies, noncurrent	2
Non-convertible debentures, noncurrent	2,351	2,505
US dollars denominated, current	164
US dollars denominated, noncurrent	1,189
Long-term debt, current	450	359
Long-term debt, noncurrent	$ 8,008	$ 7,750